Derivatives and hedge activities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Swaps instruments before hedging		R$ 1,308
Total non-current derivative financial instrument assets		1,308
Derivative warrants liabilities	2,886
Total non-current derivative financial instrument liabilities	6,412
E U R [Member]
IfrsStatementLineItems [Line Items]
Interest rate swaps - cash flow hedges	2,554
U S D [Member]
IfrsStatementLineItems [Line Items]
Interest rate swaps - cash flow hedges	R$ 972